UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22713

Aetna Multi-Strategy 1099 Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Victor Fontana

c/o Registered Fund Solutions, LLC

14 Wall Street, Suite 3A

New York, NY 10038

(Name and address of agent for service)

Registrant's telephone number, including area code: (646) 532-4649

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

AETNA MULTI-STRATEGY 1099 FUND

(a Delaware Statutory Trust)

Financial Statements

For the Six Months Ended September 30, 2015

(unaudited)

AETNA MULTI-STRATEGY 1099 FUND

(a Delaware Statutory Trust)

For the Six Months Ended September 30, 2015

(unaudited)

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited)
September 30, 2015

					Redemptions	Redemption
Investments in Underlying Funds (95.68%)	Shares		Cost	Fair Value	Permitted	Notice Period
Event Driven (11.74%)
Nokota Capital Offshore Fund, Ltd., Founders Series A [a,b]	2,076		$2,300,000	$2,643,474	Quarterly [c,e,i]	90 Days
Roystone Capital Offshore Fund Ltd., Class A [a,b]	1,308		1,500,000	1,619,015	Quarterly [c]	90 Days
Silver Point Capital Offshore Fund, Ltd., Class H [a,b]	253		2,528,188	3,198,753	Annually [d]	90 Days
Total Event Driven				7,461,242

Global Macro (15.03%)
Andurand Commodities Fund, Class A [a,b]	1,600		1,600,000	1,612,144	Monthly	60 Days
Discovery Global Opportunity Fund, Ltd., Class A [a,b]	18,940		2,055,195	2,508,439	Semi-annually	60 Days
GSA QMS Fund, Ltd. [a,b]	23,821		2,700,000	2,902,195	Monthly	60 Days
Kepos Alpha Fund Ltd., Class A [a,b]	2,237		2,250,000	2,533,309	Quarterly [h]	65 Days
Total Global Macro				9,556,087

Hedged Equity (20.42%)
Black Diamond Thematic, Ltd., Series A [a,b]	14,919		2,050,000	2,205,430	Quarterly	60 Days
Hirzel Capital Fund (Offshore), Ltd., Class A a,b	1,460		1,750,000	1,696,904	Quarterly [d,e]	45 Days
JHL Capital Group Fund Ltd., Class C [a,b]	2,000		2,000,000	1,894,529	Quarterly	60 Days
Third Point Ultra, Ltd., Class C [a,b]	499		1,436,537	2,282,020	Quarterly [d]	60 Days
Tiger Eye Fund, Ltd., Class A [a,b]	1,353		1,975,000	2,084,633	Quarterly	60 Days
Visium Balanced Offshore Fund, Ltd., Class A [a,b]	1,175		2,125,000	2,814,427	Quarterly [d]	60 Days
Total Hedged Equity				12,977,943

Relative Value (48.49%)
Citadel Kensington Global Strategies Fund Ltd. [a,b]	3,697		3,813,241	6,460,364	Quarterly	45 Days
D.E. Shaw Composite International Fund, Collective Liquidity Class [a,b]	N/A	[g]	923,000	1,215,085	Quarterly [d]	75 Days
D.E. Shaw Oculus International Fund, Collective Liquidity Class [a,b]	N/A	[g]	2,200,000	2,715,330	Quarterly [d]	75 Days
Encompass Capital Fund Offshore Ltd., Class A [a,b]	1,677		1,800,000	1,888,525	Quarterly	60 Days
Gotham Neutral Strategies, Ltd., Class A [a,b]	2,496		2,650,000	2,586,222	Monthly	15 Days
GSA International Fund Ltd., Class A [a,b]	11,861		1,855,136	2,641,092	Quarterly	60 Days
Hutchin Hill Capital Offshore Fund, Ltd., Class C [a,b]	2,119		2,887,500	2,951,207	Quarterly [c]	65 Days
Metacapital Mortgage Opportunities Fund, Ltd., Class E1 [a,b]	2,005		2,080,894	2,510,594	Quarterly [c]	60 Days
Millennium International, Ltd., Class EE [a,b]	3,047		3,275,000	4,420,983	Quarterly [c]	90 Days
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd., [a,b]	2,610		3,000,000	3,431,277	Monthly	30 Days
Total Relative Value				30,820,679
Total Investments in Underlying Funds (cost $50,754,691) (95.68%)				$60,815,951
Short-Term Investments (2.05%)
Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.01% [f]			$1,301,234	$1,301,234
Total Short-Term Investments (cost $1,301,234) (2.05%)				$1,301,234

Total Investments (cost $52,055,925) (97.73%)				$62,117,185

Other assets less liabilities (2.27%)				1,445,447
Net Assets - 100.00%				$63,562,632

[a]	Non-income producing.
[b]	Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
[c]	The Underlying Fund can institute a gate provision on redemptions at the investor level of 17% - 25% of the fair value of the investment in the Underlying Fund.
[d]	The Underlying Fund can institute a gate provision on redemptions at the fund level of 8% - 25% of the fair value of the investment in the Underlying Fund.
[e]	Withdrawals from the Underlying Fund are permitted after a one year lock-up period from the date of the initial investment.
[f]	The rate shown is the annualized 7-day yield as of September 30, 2015. This short-term investment is included in cash and cash equivalents on the statement of assets, liabilities and shareholders' equity.
[g]	The Fund is not share or unit based and therefore does not hold shares or units, but instead has a member's capital balance.
[h]	In addition to quarterly withdrawals, monthly withdrawals are also permitted from the Underlying Fund at a limited amount of 33% of the net asset value held by the shareholder subject to a 0.20% redemption fee on the proceeds.
[i]	Approximately 9.26% is subject to lock up until February 1, 2016.

The accompanying notes are an integral part of these Financial Statements.

1

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Assets, Liabilities and Shareholders' Equity (unaudited)
September 30, 2015

Assets
Investments in Underlying Funds, at fair value (cost $50,754,691)	$60,815,951
Cash and cash equivalents	1,476,234
Receivable for investments sold	2,218,736
Dividends receivable	11
Prepaid assets	34,698
Other assets	7,826
Total Assets	$64,553,456

Liabilities
Capital contributions received in advance	175,000
Payable for shares repurchased	505,222
Management fee payable	154,755
Servicing fee payable	56,237
Accounting and administration fees payable	37,715
Professional fees payable	32,360
Platform Manager fee payable	10,747
Blue sky fees payable	8,562
Custody fees payable	5,494
Other fees payable	4,732
Total Liabilities	990,824

Commitments & Contingencies (See Note 2.a)	-

Shareholders' Equity	$63,562,632

Shareholders' Equity consists of:
Shareholders' Equity paid-in	$61,942,475
Distributions in excess of net investment income	(8,849,194)
Accumulated net realized gain on investments	408,091
Accumulated net unrealized appreciation on investments	10,061,260

Total Shareholders' Equity	$63,562,632

Number of Shares Outstanding	614,523.964

Net Asset Value per Share	$103.43

The accompanying notes are an integral part of these Financial Statements.

2

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Operations (unaudited)
For the Six Months Ended September 30, 2015

Income
Dividend	$92

Expenses
Management fee	479,577
Servicing fee	159,733
Accounting and administration fees	80,646
Platform Manager fee	31,979
Professional fees	30,000
Trustees' fees	10,000
Insurance fees	7,800
Custody fees	7,150
Chief Compliance Officer fees	5,000
Other fees	5,000
Total Operating Expenses	816,885

Expense Waivers	(18,922)

Net Expenses	797,963

Net Investment Loss	(797,871)

Net Realized Gain and Change in Unrealized Depreciation on Investments
Net realized gain on investments	854,922
Net change in unrealized depreciation on investments	(1,319,165)
Net Realized Gain and Change in Unrealized Depreciation on Investments	(464,243)

Net Decrease in Shareholders' Equity from Operations	$(1,262,114)

The accompanying notes are an integral part of these Financial Statements.

3

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statements of Changes in Shareholders' Equity

	For the Six Months Ended
	September 30, 2015	For the Year Ended
	(unaudited)	March 31, 2015
Operations
Net investment loss	$(797,871)	$(1,476,003)
Net realized gain on investments	854,922	1,295,770
Net change in unrealized appreciation/(depreciation) on investments	(1,319,165)	3,781,808
Net change in shareholders' equity from operations	(1,262,114)	3,601,575

Distributions to Shareholders
From net investment income	-	(1,749,987)
Net change in shareholders' equity from distributions to shareholders	-	(1,749,987)

Capital Share Transactions
Proceeds from sale of shares	2,804,251	5,380,978
Reinvested distributions	-	1,738,369
Payments for shares repurchased	(505,222)	(323,587)
Net change in shareholders' equity from capital share transactions	2,299,029	6,795,760

Total Increase	1,036,915	8,647,348

Shareholders' Equity
Beginning of year	62,525,717	53,878,369
End of period/year (including distributions in excess of net investment income of ($8,849,194) and ($8,051,323), respectively)	$63,562,632	$62,525,717

The accompanying notes are an integral part of these Financial Statements.

4

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Cash Flows (unaudited)
For the Six Months Ended September 30, 2015

Cash Flows From Operating Activities
Net Decrease in Shareholders' Equity from Operations	$(1,262,114)
Adjustments to reconcile Net Decrease in Shareholders' Equity from
Operations to net cash used in operating activities:
Net realized gain on investments	(854,455)
Net change in unrealized depreciation on investments	1,319,165
Purchases of long-term investments	(6,600,000)
Proceeds from investments sold	5,495,003
Changes in operating assets and liabilities:
Increase in receivable for investments sold	(2,176,537)
Decrease in investments in Underlying Funds paid in advance	1,500,000
Decrease in dividends receivable	11
Increase in prepaid assets	(28,530)
Increase in other assets	(7,826)
Increase in management fee payable	13,031
Increase in servicing fee payable	1,799
Increase in accounting and administration fees payable	1,950
Increase in professional fees payable	16,398
Increase in Platform Manager fee payable	361
Increase in custody fees payable	756
Decrease in Chief Compliance Officer fees payable	(3,593)
Decrease in other fees payable	(6,638)
Net Cash Used in Operating Activities	(2,591,219)

Cash Flows From Financing Activities
Proceeds from sale of shares	2,907,251
Distributions to shareholders, net of reinvestments	-
Payments for shares repurchased	(110,464)
Net Cash Provided by Financing Activities	2,796,787

Net change in cash equivalents	205,568

Cash equivalents at beginning of year	1,270,666

Cash Equivalents at end of period	$1,476,234

The accompanying notes are an integral part of these Financial Statements.

5

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Financial Highlights

	For the Six Months Ended				Period from August 1, 2012
	September 30, 2015		Year Ended	Year Ended	(Commencement of Operations)
	(unaudited)		March 31, 2015	March 31, 2014	to March 31, 2013
Net Asset Value, Beginning of Period	$105.48		$102.30	$105.28	$100.00	(1)
Income from investment operations:
Net investment loss	(0.82)		(1.10)	(0.21)	(0.86)
Net realized and unrealized gain on investments	(1.23)		7.34	4.98	8.85
Total from investment operations:	(2.05)		6.24	4.77	7.99

Distributions to shareholders
Net change in shareholders' equity due to distributions to shareholders	-		(3.06)	(7.75)	(2.71)

Net Asset Value, End of Period	$103.43		$105.48	$102.30	$105.28

Total Return (2)	(1.9	)%(3)	6.2%	4.6%	8.1	%(3)

Shareholders' Equity, end of period (in thousands)	$63,563		$62,526	$53,878	$45,497
Net investment loss to average net assets	(2.5	)%(4)	(2.5)%	(2.5)%	(2.5	)%(4)
Ratio of gross expenses to average net assets (5)	2.6	%(4)	2.6%	2.7%	2.8	%(4)
Ratio of expense waiver to average net assets	(0.1	)%(4)	(0.1)%	(0.2)%	(0.3	)%(4)
Ratio of net expenses to average net assets	2.5	%(4)	2.5%	2.5%	2.5	%(4)
Portfolio Turnover	9.0	%(3)	19.0%	22.6%	0.0	%(3)

(1)	The net asset value as of the beginning of the period, August 1, 2012 (Commencement of Operations), represents the initial net asset value per common share of $100.00.
(2)	Total Return based on Net Asset Value is the combination of changes in net asset value and reinvested dividend income at net asset value, if any.
(3)	Not annualized.
(4)	Annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Investment Manager.

The accompanying notes are an integral part of these Financial Statements.

6

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2015

1.	ORGANIZATION

Aetna Multi-Strategy 1099 Fund (the “Fund”) was organized as a Delaware statutory trust on June 11, 2012 and commenced operations on August 1, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Aetna Capital Management, LLC (the “Investment Manager”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s investment objective is to generate superior risk adjusted returns while preserving capital during adverse market environments. The Investment Manager intends to maintain low correlations and beta to global fixed income and equity markets and to exhibit relatively low volatility when compared to global equity markets. The Fund seeks to achieve its investment objective by allocating its capital, directly and indirectly, to a diverse group of independent investment managers that pursue a variety of non-traditional investment strategies (the “Underlying Managers”). The Fund will invest its assets, directly and indirectly, in a portfolio of investment funds that may or may not be registered under the Investment Company Act or other collective investment schemes (the “Underlying Funds”).

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The fund is an investment company and accordingly follows the accounting and reporting guidance applicable to investment companies’ outline in Financial Accounting Standards Board (“FASB”), Accounting Standards Codification 946, Financial Services- Investment Companies.

a. Valuation of Investments

The Board has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Underlying Funds at fair value.

The valuations of investments in Underlying Funds are supported by information received from the Underlying Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily, as a practical expedient, will be the value determined as of such date by each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Underlying Fund based on the most recent final or estimated value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund’s assets and the receipt of valuation information from the Underlying Manager of an Underlying Fund.

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month end valuation of the Underlying Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, the Investment Manager and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

7

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2015 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities;
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter for Underlying Funds, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). This includes situations where there is little, if any, market activity for the asset or liability.

The Fund’s short-term investments are valued using quoted prices that are available in an active market, and as such, $1,301,234 of short-term investments are recorded within Level 1 of the fair value hierarchy as of September 30, 2015. The Fund did not carry any investments valued within Level 2 or Level 3 as of September 30, 2015.

During the six-month period ended September 30, 2015 the Fund did not have any significant transfers between Levels 1 and 2 of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

In May 2015 the FASB issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. The Fund elected to early adopt and retroactively apply ASU 2015-07. As a result of adopting ASU 2015-07, investments in Underlying Funds with a fair value of $60,815,951 are excluded from the fair value hierarchy as of September 30, 2015.

The Investment Manager generally categorizes the investment strategies of the Underlying Funds into four broad investment strategy categories. Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations, and share buybacks. A global asset allocation or global macro strategy seeks to dynamically allocate capital to relatively short-term trading opportunities around the world. A long/short equity or hedged equity strategy utilizes stock selection skills to identify companies that have the potential to perform well and those that are expected to do poorly. This strategy is intended to generate strong returns during rising equity markets and reduce losses during falling equity markets. Relative value investment strategies attempt to profit from pricing inefficiencies between related securities in various financial markets, including stocks, bonds, commodities, and futures.

The Underlying Funds compensate their respective Underlying Managers through management fees of up to 3.0% annually of shareholders’ capital and incentive allocations of up to 35% of profits, subject to loss carryforward provisions, as defined in the respective Underlying Funds’ agreements. Depending on the profitability and asset size of certain Underlying Managers, management of those Underlying Managers may receive variable management and incentive fees as defined in the respective Underlying Managers’ agreements. These variable fees may diverge from the aforementioned fee levels.

As of September 30, 2015 the Fund had no outstanding investment commitments to Underlying Funds.

8

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2015 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Investment Income

Dividend income is recorded when earned.

c. Realized and Unrealized Gain/(Loss) on Investments

Investment transactions are recorded at the trade date. Realized gains and losses from investments in Underlying Funds are determined on a weighted average basis whereby cost is reduced in proportion to the withdrawal/redemption in relation to the fair value of the investment at the date of withdrawal/redemption.

d. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Investment Manager or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee; servicing fee; platform manager fee; legal fees; auditing fees; accounting, administration, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

e. Income Tax Information & Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the six-month period ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. At September 30, 2015, the tax years ended December 31, 2012, December 31, 2013 and December 31, 2014 remain open to examination by the IRS. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

9

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2015 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Income Tax Information & Distributions to Shareholders (continued)

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2015, the following amounts were reclassified:

Shareholders’ Equity paid-in	$(66,345)
Accumulated net investment income (loss)	1,248,641
Accumulated net realized gains (losses) on investments	(1,182,296)

At March 31, 2015, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year end were as follows:

Gross unrealized appreciation	$117,746
Gross unrealized depreciation	(164,899)
Net unrealized appreciation/(depreciation)	$(47,153)
Tax cost	$61,410,267

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$3,322,344
Undistributed long-term capital gains	-
Tax accumulated earnings	3,322,344
Accumulated capital and other losses	(392,920)
Unrealized appreciation (depreciation)	(47,153)
Other differences	-
Distributable net earnings (deficit)	$2,882,271

The tax character of distributions paid during the fiscal year ended March 31, 2015 and March 31, 2014 was as follows:

Distributions paid from:	2015	2014
Ordinary income	$1,749,987	$3,681,202

As of March 31, 2015 the Fund had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Short Term	Long Term
Non-Expiring	$277,981	$114,939

The Fund utilized $139,699 of its capital loss carryforwards during the year ended March 31, 2015.

f. Cash and Cash Equivalents

Cash equivalents include highly liquid investments (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 90 days or less. These cash equivalents are valued by the Investment Manager at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures. Cash equivalents held in interest bearing money market accounts, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

10

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2015 (continued)

3.	INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund has entered into an investment management agreement with the Investment Manager. In consideration of the advisory and other services provided by the Investment Manager to the Fund, the Fund pays the Investment Manager an investment management fee equal to 1.5% on an annualized basis of the Fund’s net asset value as of each month-end, subject to certain adjustments.

The Investment Manager has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and any acquired fund fees and expenses) do not exceed 2.5% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement became effective at the commencement of the Fund’s operations on August 1, 2012 and automatically renews for consecutive one-year terms unless sooner terminated. Either the Fund or the Investment Manager may terminate the Expense Limitation Agreement upon 30 days’ written notice. For the six-month period ended September 30, 2015, the Investment Manager waived fees of $18,922. At September 30, 2015, $77,306 is subject for recoupment through March 31, 2016, $109,373 is subject for recoupment through March 31, 2017, $66,892 is subject for recoupment through March 31, 2018, and $18,922 is subject for recoupment through March 31, 2019.

Registered Fund Solutions, LLC (the “Platform Manager”), a Delaware limited liability company, acts as the Fund’s Platform Manager pursuant to a Platform Manager agreement between the Fund and the Platform Manager. The Platform Manager receives a monthly fee of 0.1% of the Fund’s net assets as of each month-end, subject to an annual minimum of $42,000.

Foreside Fund Services, LLC acts as placement agent (the “Placement Agent”) to the Fund.

Cipperman Compliance Services LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six-month period ended September 30, 2015 were $5,000.

4.	RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager or one of its affiliates acts as the servicing agent and receives a monthly servicing fee (the “Servicing Fee”) equal to 0.5% on an annualized basis of the Fund’s net asset value as of each month-end. For the six-month period ended September 30, 2015, the Servicing Fee was $159,733.

The Investment Manager and/or its affiliates may make payments to selected affiliated or unaffiliated third parties (including the parties who have entered into selling agreements with the Placement Agent) from time to time in connection with the distribution of Shares and/or the servicing of Shareholders and/or the Fund. These payments will be made out of the Investment Manager’s and/or affiliates’ own assets and will not represent an additional charge to the Fund.

At September 30, 2015, Shareholders who are affiliated with the Investment Manager owned $47,086,805 (or 74.08% of net assets) of the Fund.

5.	ADMINISTRATION AND CUSTODY AGREEMENT

J.D. Clark & Company, a division of UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average net assets, subject to certain minimums. For the six-month period ended September 30, 2015, the total administration fees were $80,646.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6.	INVESTMENT TRANSACTIONS

For the six-month period ended September 30, 2015, total purchases amounted to $6,600,000 and sales amounted to $5,495,003.

11

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2015 (continued)

7.	CAPITAL SHARE TRANSACTIONS

Shares will generally be offered for purchase as of the first day of each calendar month at the Fund’s then-current net asset value per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in shares were as follows:

Shares outstanding, March 31, 2014	526,650.738
Shares issued	52,362.694
Shares reinvested	16,862.632
Shares redeemed	(3,105.704)
Shares outstanding, March 31, 2015	592,770.360
Shares issued	26,638.281
Shares reinvested	-
Shares redeemed	(4,884.677)
Shares outstanding, September 30, 2015	614,523.964

8.	REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting written repurchase offers generally quarterly, with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each, a “Valuation Date”).  In determining whether the Fund should offer to repurchase Shares, the Board will consider, among other things, the recommendation of the Investment Manager. Each repurchase offer ordinarily will be limited to the repurchase of approximately 10% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered.  A Shareholder participating in a repurchase offer may be subject to a repurchase fee payable to the Fund equal to 2.0% of the amount requested if such Shareholder has been a Shareholder for less than 12 months prior to the valuation date.  There can be no assurance that the Fund will make such repurchase offers, nor that Shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Fund.

9.	RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and underlying manager risks.  Underlying Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in the Underlying Funds.  While the Investment Manager will attempt to moderate any risks of securities activities of the Underlying Managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.  The Investment Manager will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Underlying Funds in a manner consistent with the Fund’s investment objective.  There may also be certain conflicts of interest relevant to the management of the Fund, arising out of, among other things, activities of the Investment Manager, its affiliates and employees with respect to the management of accounts for other clients as well as the investment of proprietary assets. Various other types of risks are also associated with investment in the Fund, including risks relating to the fund of funds structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Shares. A further discussion of the risks associated with an investment in the Fund is provided in the Fund’s Confidential Private Placement Memorandum and Statement of Additional Information. An investment in the Fund should only be made by investors who understand the risks involved and who are able to withstand the loss of the entire amount invested.

10.	INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

12

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2015 (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund from September 30, 2015 through November 30, 2015, the date the financial statements were available for issuance, for recognition or disclosure, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

13

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Other Information (unaudited) – September 30, 2015

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-855-882-3862 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

At the meeting of the Board held on May 21, 2015, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved the investment management agreement between the Investment Manager and the Fund (the “Agreement”).

In advance of the May 21, 2015 meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreement. Nor are the items described herein all encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of the Investment Manager who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager's compliance policies and procedures, including the procedures used to determine the value of the Fund's investments. The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance

The Board considered the investment experience of the Investment Manager. The Board considered the performance of the Fund since the Fund’s inception, noting that the Fund had outperformed the HFRX Equal Weighted Strategies Index for the one year period ended March 31, 2015.

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rate and total expense ratio of the Fund. The Board also reviewed the servicing fees paid to the Investment Manager by the Fund and the placement fee to be paid to Foreside Fund Services, LLC. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including reports on the expenses of other comparable funds and of other funds managed by the Investment Manager. The Board noted that the advisory fees were comparable to the fees payable by other funds managed by the Investment Manager. In addition, the Board noted that the Investment Manager has contractually agreed to limit total annual operating expenses until assets support the expenses of the Fund. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

14

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Other Information (unaudited) – September 30, 2015 (continued)

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's investment management under the Agreement. The Board considered the Fund's advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

Profitability of Investment Manager and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from the Investment Manager's relationship with the Fund. The Board also considered information concerning the Investment Manager’s overall profits.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund, including, without limitation, the ability to market its advisory services for similar products in the future. The Board concluded that the fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its Shareholders to approve the continuance of the Agreement.

15

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Aetna Multi-Strategy 1099 Fund

By (Signature and Title)*	/s/ Mark Garber
Mark Garber, President
(Principal Executive Officer)

Date	December 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark Garber
Mark Garber, President
(Principal Executive Officer)

Date	December 10, 2015

By (Signature and Title)*	/s/ Brett Esterson
Brett Esterson, Treasurer
(Principal Financial Officer)

Date	December 10, 2015

* Print the name and title of each signing officer under his or her signature.